The Company and Summary of Significant Accounting Policies - Revenue from External Customers by Geographic Areas (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Revenue	$ 1,362,163	$ 7,564	$ 40,355	$ 708,244
United States
Revenue from External Customer [Line Items]
Revenue	1,358,195	7,564	35,165	7,200
International
Revenue from External Customer [Line Items]
Revenue	$ 3,968	$ 0	$ 5,190	$ 701,044